Financial Assets Measured at Fair Value Through Other Comprehensive Income (Details)		12 Months Ended
	May 31, 2023 USD ($) shares	Dec. 31, 2023 MYR (RM)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 MYR (RM)	Dec. 31, 2021 MYR (RM)	Oct. 31, 2023 USD ($) shares	Jan. 31, 2023
Financial Assets Measured at Fair Value Through Other Comprehensive Income (Details) [Line Items]
Percentage of equity interest		4.90%	4.90%				14.55%
Ordinary shares | shares	1,631,700
Share value		RM 4,451,733	$ 970,024
Globexus Holding Corp’s [Member]
Financial Assets Measured at Fair Value Through Other Comprehensive Income (Details) [Line Items]
Shares acquired | shares	500
Share swap | $	$ 1,500,000
Sagtec Global Limited [Member]
Financial Assets Measured at Fair Value Through Other Comprehensive Income (Details) [Line Items]
Ordinary shares | shares						800,000
Consultancy services valued | $						$ 1,600,000
YY Group Holding Limited [Member]
Financial Assets Measured at Fair Value Through Other Comprehensive Income (Details) [Line Items]
Share value | $	$ 4,895,100
Unquoted Investments In Shares [Member] | Treasure Global Inc one [Member]
Financial Assets Measured at Fair Value Through Other Comprehensive Income (Details) [Line Items]
Percentage of equity interest				14.55%